Staff expenses (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense [abstract]
Summary of Staff Expenses
27 Staff expenses

Staff expenses
	2018	2017	2016
Salaries	3,287	3,273	3,224
Pension costs and other staff-related benefit costs	385	381	344
Social security costs	509	499	512
Share-based compensation arrangements	49	74	75
External employees	901	716	636
Education	87	76	70
Other staff costs	202	183	178
	5,420	5,202	5,039

Summary of Number of Employees
Number of employees
	Netherlands			International			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Total average number of employeesat full time equivalent basis	13,600	13,141	13,660	38,633	38,363	38,283	52,233	51,504	51,943

Summary of Changes in Option Rights Outstanding
Changes in option rights outstanding
	Options outstanding			Weighted average exercise price
	(in numbers)			(in euros)
	2018	2017	2016	2018	2017	2016
Opening balance	15,141,980	25,574,912	37,311,131	12.36	15.53	17.54
Exercised	–827,755	–2,216,764	–1,583,072	5.91	5.89	5.40
Forfeited	–89,816	–168,007	–244,959	8.09	14.26	16.89
Expired	–9,100,556	–8,048,161	–9,908,188	16.75	24.18	24.67
Closing balance	5,123,853	15,141,980	25,574,912	5.69	12.36	15.53

Summary of Stock Options Outstanding and Exercisable
Summary of stock options outstanding and exercisable
	Options outstanding and exercisable as at 31 December			Weighted average remaining contractual life			Weighted average exercise price
Range of exercise price in euros	2018	2017	2016	2018	2017	2016	2018	2017	2016
0.00 – 5.00	1,930,068	2,294,423	3,086,449	0.21	1.21	2.21	2.88	2.88	2.88
5.00 – 10.00	3,193,785	3,754,542	5,248,657	1.21	2.21	3.21	7.38	7.38	7.37
10.00 – 15.00		110,086	137,706		0.71	1.71		14.35	14.35
15.00 – 20.00		8,982,929	9,460,529		0.21	1.21		16.84	16.83
20.00 – 25.00			7,259,027			0.23			24.62
25.00 – 30.00			346,544			0.38			25.42
	5,123,853	15,141,980	25,574,912

Summary of Changes in Share Awards
Changes in share awards
	Share awards			Weighted average grant date fair value
	(in numbers)			(in euros)
	2018	2017	2016	2018	2017	2016
Opening balance	7,222,279	8,382,963	8,737,014	11.46	10.44	10.04
Granted	4,100,993	5,006,120	6,822,320	12.50	13.20	10.20
Performance effect	341,623	379,934	543,891	11.65	10.47	8.68
Vested	–5,565,093	–6,328,318	–7,569,972	12.05	11.40	9.65
Forfeited	–244,803	–218,420	–150,290	11.52	10.83	10.58
Closing balance	5,854,999	7,222,279	8,382,963	11.62	11.46	10.44